Organization and Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2017
Ocean Thermal Energy Bahamas Ltd.
Place of Incorporation / Establishment	Bahamas
Principal Activities	Intermediate holding company of OTE BM Ltd. and OTE Bahamas O&M Ltd.
Date Formed	Jul. 04, 2011
OTE BM Ltd.
Place of Incorporation / Establishment	Bahamas
Principal Activities	OTEC/SDC development in the Bahamas
Date Formed	Sep. 07, 2011
OCEES International Inc.
Place of Incorporation / Establishment	Hawaii, USA
Principal Activities	Research and development for the Pacific Rim
Date Formed	Jan. 21, 1998
Ocean Thermal Energy UK Limited
Place of Incorporation / Establishment	England and Wales
Principal Activities	Dormant
Date Formed	Jul. 22, 2010
OTEC Innovation Group Inc.
Place of Incorporation / Establishment	Delaware, USA
Principal Activities	Dormant
Date Formed	Jun. 02, 2011
OTE-BM Energy Partners LLC
Place of Incorporation / Establishment	Delaware, USA
Principal Activities	Dormant
Date Formed	Jun. 02, 2011
OTE Bahamas O&M Ltd.
Place of Incorporation / Establishment	Bahamas
Principal Activities	Dormant
Date Formed	Sep. 07, 2011
Ocean Thermal Energy Holdings Ltd.
Place of Incorporation / Establishment	Bahamas
Principal Activities	Dormant
Date Formed	Mar. 05, 2012
Ocean Thermal Energy Cayman Ltd.
Place of Incorporation / Establishment	Caymans
Principal Activities	Dormant
Date Formed	Mar. 26, 2013
OTE HC Ltd.
Place of Incorporation / Establishment	Caymans
Principal Activities	Dormant
Date Formed	Mar. 26, 2013
Ocean Thermal Energy USVI, Inc.
Place of Incorporation / Establishment	Virgin Islands
Principal Activities	Dormant
Date Formed	Jul. 12, 2016